UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
August 31, 2018
MFS®  Growth Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace – 0.4%
FLIR Systems, Inc.	1,038,196	$ 65,136,417
Honeywell International, Inc.	128,117	20,378,290
		$ 85,514,707
Alcoholic Beverages – 1.1%
Constellation Brands, Inc., “A”	854,555	$ 177,918,351
Pernod Ricard S.A.	279,627	44,142,477
		$ 222,060,828
Apparel Manufacturers – 1.2%
NIKE, Inc., “B”	3,043,698	$ 250,191,976
Biotechnology – 2.2%
Biogen, Inc. (a)	413,809	$ 146,277,343
Biomarin Pharmaceutical, Inc. (a)	450,673	45,058,287
Regeneron Pharmaceuticals, Inc. (a)	126,140	51,307,445
Vertex Pharmaceuticals, Inc. (a)	1,109,171	204,531,132
		$ 447,174,207
Broadcasting – 2.5%
Netflix, Inc. (a)	1,375,082	$ 505,590,150
Brokerage & Asset Managers – 2.2%
Blackstone Group LP	1,540,319	$ 56,853,174
Charles Schwab Corp.	3,730,917	189,493,275
Intercontinental Exchange, Inc.	2,634,960	200,863,001
		$ 447,209,450
Business Services – 9.9%
Cognizant Technology Solutions Corp., “A”	1,302,982	$ 102,192,878
CoStar Group, Inc. (a)	45,712	20,212,018
Fidelity National Information Services, Inc.	1,839,379	198,965,626
Fiserv, Inc. (a)	4,860,543	389,183,678
FleetCor Technologies, Inc. (a)	741,423	158,471,752
Global Payments, Inc.	1,668,686	207,884,902
MSCI, Inc.	764,609	137,828,418
PayPal Holdings, Inc. (a)	2,655,266	245,160,710
TransUnion	1,574,710	118,575,663
Verisk Analytics, Inc., “A” (a)	2,357,299	280,730,738
Worldpay, Inc. (a)	1,397,389	136,091,715
		$ 1,995,298,098
Cable TV – 0.8%
Comcast Corp., “A”	4,190,374	$ 155,001,934
Computer Software – 14.6%
Adobe Systems, Inc. (a)	3,155,114	$ 831,404,090
Intuit, Inc.	1,461,947	320,853,508
Microsoft Corp.	10,945,648	1,229,524,640
PTC, Inc. (a)	503,313	50,301,101
Salesforce.com, Inc. (a)	3,309,989	505,369,121
		$ 2,937,452,460

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.0%
Apple, Inc.	1,509,006	$ 343,495,036
Square, Inc., “A” (a)	561,296	49,753,277
		$ 393,248,313
Construction – 2.6%
Sherwin-Williams Co.	695,621	$ 316,911,015
Vulcan Materials Co.	1,829,968	202,760,455
		$ 519,671,470
Consumer Products – 1.2%
Colgate-Palmolive Co.	1,616,234	$ 107,334,100
Estee Lauder Cos., Inc., “A”	911,187	127,675,522
		$ 235,009,622
Consumer Services – 1.0%
Bookings Holdings, Inc. (a)	105,264	$ 205,427,959
Electrical Equipment – 2.7%
AMETEK, Inc.	1,993,651	$ 153,431,381
Amphenol Corp., “A”	1,678,304	158,733,992
Fortive Corp.	1,637,220	137,493,736
TE Connectivity Ltd.	964,885	88,460,657
		$ 538,119,766
Electronics – 2.3%
Analog Devices, Inc.	1,201,478	$ 118,766,100
NVIDIA Corp.	1,209,382	339,449,340
		$ 458,215,440
Energy - Independent – 0.9%
Concho Resources, Inc. (a)	432,301	$ 59,290,082
Pioneer Natural Resources Co.	640,589	111,910,898
		$ 171,200,980
Entertainment – 0.4%
Six Flags Entertainment Corp.	1,045,039	$ 70,592,384
Food & Beverages – 0.3%
Monster Worldwide, Inc. (a)	1,013,186	$ 61,692,896
Gaming & Lodging – 1.2%
Hilton Worldwide Holdings, Inc.	1,040,725	$ 80,781,075
Marriott International, Inc., “A”	1,290,294	163,183,482
		$ 243,964,557
General Merchandise – 0.3%
Dollar Tree, Inc. (a)	869,258	$ 69,983,962
Insurance – 1.2%
Aon PLC	1,649,551	$ 240,108,644
Internet – 11.2%
Alibaba Group Holding Ltd., ADR (a)	437,726	$ 76,606,427
Alphabet, Inc., “A” (a)	680,652	838,427,134
Alphabet, Inc., “C” (a)	398,062	484,915,148
Facebook, Inc., “A” (a)	4,565,335	802,266,319
Spotify Technology S.A. (a)	215,342	40,811,616
		$ 2,243,026,644

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 3.2%
Activision Blizzard, Inc.	4,858,893	$ 350,326,185
Electronic Arts, Inc. (a)	2,659,000	301,557,190
		$ 651,883,375
Machinery & Tools – 1.2%
Roper Technologies, Inc.	775,402	$ 231,356,695
Medical Equipment – 8.2%
Abbott Laboratories	2,767,515	$ 184,980,703
Boston Scientific Corp. (a)	1,314,192	46,732,667
Danaher Corp.	3,289,060	340,549,272
Edwards Lifesciences Corp. (a)	980,828	141,474,631
Medtronic PLC	3,033,132	292,424,256
Stryker Corp.	925,141	156,746,640
Thermo Fisher Scientific, Inc.	1,993,963	476,756,553
		$ 1,639,664,722
Other Banks & Diversified Financials – 8.0%
Mastercard, Inc., “A”	3,305,236	$ 712,476,672
Visa, Inc., “A”	6,047,539	888,323,004
		$ 1,600,799,676
Pharmaceuticals – 2.3%
Bristol-Myers Squibb Co.	2,074,524	$ 125,612,428
Eli Lilly & Co.	681,617	72,012,836
Zoetis, Inc.	3,022,838	273,869,123
		$ 471,494,387
Railroad & Shipping – 1.9%
Canadian Pacific Railway Ltd.	847,945	$ 178,534,820
Union Pacific Corp.	1,407,262	211,961,802
		$ 390,496,622
Restaurants – 0.6%
Chipotle Mexican Grill, Inc., “A” (a)	64,436	$ 30,618,698
Starbucks Corp.	1,760,830	94,116,364
		$ 124,735,062
Specialty Stores – 8.8%
Amazon.com, Inc. (a)	686,242	$ 1,381,206,136
Costco Wholesale Corp.	486,024	113,306,775
Lululemon Athletica, Inc. (a)	400,924	62,115,155
Ross Stores, Inc.	2,144,658	205,415,343
		$ 1,762,043,409
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT	1,806,958	$ 269,453,577
Tobacco – 0.4%
Philip Morris International, Inc.	1,119,354	$ 87,186,483
Total Common Stocks		$19,724,870,455
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 2.03% (v)	361,333,665	$ 361,333,665

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Other Assets, Less Liabilities – 0.1%		18,592,120
Net Assets – 100.0%		$20,104,796,240
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $361,333,665 and $19,724,870,455, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$19,724,870,455	$—	$—	$19,724,870,455
Mutual Funds	361,333,665	—	—	361,333,665
Total	$20,086,204,120	$—	$—	$20,086,204,120
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	347,084,308	1,059,856,350	(1,045,606,993)	361,333,665
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(19,416)	$60,137	$—	$4,669,084	$361,333,665

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2018

*	Print name and title of each signing officer under his or her signature.